SHARE CAPITAL - Non-vested Options (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options
Non-vested at beginning of year | shares	248,375
Granted | shares
Vested | shares	(48,426)
Forfeited and canceled | shares	(58,199)
Non-vested at end of year | shares	141,750
Weighted-average grant-date fair value
Non-vested at beginning of year | $ / shares	$ 1.92
Granted | $ / shares
Vested | $ / shares	2.00
Forfeited and canceled | $ / shares	2.45
Non-vested at end of period | $ / shares	$ 1.64